EQUITY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options Outstanding	703,110	1,157,385
Weighted average remaining contractual Life (years)	6 years 8 months 5 days	5 years 10 months 13 days
Weighted average exercise price	$ 3.16	$ 2.74
Options exercisable	461,610
Weighted averageexercise price of exercisable	$ 2.36
Exercise Price One [Member]
Options Outstanding	18,000
Weighted average remaining contractual Life (years)	5 years 2 months 26 days
Weighted average exercise price	$ 0.17
Options exercisable	18,000
Weighted averageexercise price of exercisable	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 1
Exercise Price Two [Member]
Options Outstanding	131,113
Weighted average remaining contractual Life (years)	4 years 7 months 17 days
Weighted average exercise price	$ 1.40
Options exercisable	131,113
Weighted averageexercise price of exercisable	$ 1.20
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 1.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 2
Exercise Price Three [Member]
Options Outstanding	179,667
Weighted average remaining contractual Life (years)	5 years 8 months 19 days
Weighted average exercise price	$ 2.29
Options exercisable	179,667
Weighted averageexercise price of exercisable	$ 2.30
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 2.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 3
Exercise Price Four [Member]
Options Outstanding	286,800
Weighted average remaining contractual Life (years)	7 years 5 months 26 days
Weighted average exercise price	$ 3.89
Options exercisable	286,800
Weighted averageexercise price of exercisable	$ 3.89
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 3.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 4
Exercise Price Five [Member]
Options Outstanding	1,000
Weighted average remaining contractual Life (years)	5 months 12 days
Weighted average exercise price	$ 4.06
Options exercisable	1,000
Weighted averageexercise price of exercisable	$ 4.44
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 4.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 5
Exercise Price Six [Member]
Options Outstanding	86,530
Weighted average remaining contractual Life (years)	9 years 5 months 8 days
Weighted average exercise price	$ 5.95
Options exercisable	1,530
Weighted averageexercise price of exercisable	$ 5.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 5.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 6